Related Party Transactions (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Related Party Transaction [Line Items]
Related party loans	$ 86,177	$ 86,177
Interest expense associated with the related party loans	9,602	26,841	12,374
Accrued interest payable associated with the related party loans	$ 49,925	$ 40,323
Related Party 1 [Member]
Related Party Transaction [Line Items]
Interest on the related party loans	6.00%
Related Party 2 [Member]
Related Party Transaction [Line Items]
Percent above Prime Rate for interest on the related party loans	4.00%